FORM 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Employer ID number	91-0186600
Plan number	001
Participant loans	$ 1,497,521
Asset held for investment	$ 174,510,170
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Dodge & Cox | Dodge & Cox Income Fund X
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 13,692,278
Investment, Identifier [Axis]: Dodge & Cox | Dodge & Cox International Stock X
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,160,802
Investment, Identifier [Axis]: Dodge & Cox | Dodge & Cox Stock Fund X
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,151,423
Investment, Identifier [Axis]: Fidelity | Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,240,574
Investment, Identifier [Axis]: Harbor | Harbor Capital Appreciation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,388,101
Investment, Identifier [Axis]: Impax | Impax Sustainable Allocation Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	39,405
Investment, Identifier [Axis]: JP Morgan | JP Morgan Global B and Opportunity
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,962,958
Investment, Identifier [Axis]: JP Morgan | Undiscovered Mgrs Behavioral Value C
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,224,947
Investment, Identifier [Axis]: Mechanics Bancorp | Mechanics Bancorp Class A Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,214,894
Investment, Identifier [Axis]: PIMCO | PIMCO Commodity Real Return Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,586,588
Investment, Identifier [Axis]: SEI Trust Company | Galliard Stable Return Fund C
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,535,876
Investment, Identifier [Axis]: Schwab | Schwab S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32,888,271
Investment, Identifier [Axis]: Schwab | Schwab US Treasury
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	462
Investment, Identifier [Axis]: Vanguard | Vanguard Developed Markets Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,437,327
Investment, Identifier [Axis]: Vanguard | Vanguard REIT Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,833,709
Investment, Identifier [Axis]: Vanguard | Vanguard Small Cap Growth Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,478,728
Investment, Identifier [Axis]: Vanguard | Vanguard Total Bond Market Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,251,004
Investment, Identifier [Axis]: WCM Investment Management | WCM Focused International Growth Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 6,925,302